CONSOLIDATED STATEMENT OF CASH FLOW (Parenthetical) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CONSOLIDATED STATEMENT OF CASH FLOW
Transfer of loans and returned goods to assets held for sale and inventories	$ 1,251,021	$ 1,408,331
Proceeds on investment property as a contribution in kind	$ 203,832
FCP Pactia Inmobiliario
CONSOLIDATED STATEMENT OF CASH FLOW
Percentage of asset received as payment in kind loan portfolio		11.00%
Equity securities		$ 230,674